Contingencies - Additional Information (Detail) $ in Thousands, $ in Thousands						12 Months Ended
	Jul. 10, 2024 USD ($)	Feb. 17, 2022 USD ($)	Jan. 14, 2019 MXN ($)	Jan. 14, 2019 USD ($)	Apr. 04, 2011 USD ($)	Dec. 31, 2025 MXN ($) $ / $	Dec. 31, 2025 USD ($)	Jun. 17, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Sep. 22, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Sep. 09, 2022 MXN ($)
Disclosure of contingent liabilities [line items]
Provision for trails in process (Note 27)						$ 13,424,603			$ 13,186,811	$ 12,436,092		$ 10,533,137
Currency exchange rate | $ / $						17.9667
Termination Resolution January 14 2019
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities				$ 51,454
Contingent liability for guarantees | Exploration | Contractual area Satuario and El Golpe 3 field
Disclosure of contingent liabilities [line items]
Currency exchange rate | $ / $						17.9667
Exploration and Extraction (formerly Pemex Exploration and Production)
Disclosure of contingent liabilities [line items]
Legal proceeding claim damages sought value					$ 193,713
Payments for legal settlements	$ 27,244
Accrued reserve on contingent liabilities	4,143
Exploration and Extraction (formerly Pemex Exploration and Production) | Standby Letters Of Credit
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities	$ 13,975
Pemex Industrial Transformation | Administrative Claim
Disclosure of contingent liabilities [line items]
Legal proceeding claim damages sought value		$ 240,488	$ 14,607	$ 113,582
Pemex Industrial Transformation | Tax Contingent Liability
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities						$ 3,084,975					$ 8,349,608		$ 5,852,222
Pemex Industrial Transformation | Arbitration Proceeding
Disclosure of contingent liabilities [line items]
Loss contingency damages sought amount								$ 7,316,929
Additional loss for fair profit on contingency damages claims								$ 2,353,719
PEMEX | Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Provision of guarantees or collateral to entity, related party transactions						$ 1,850,283	$ 102,984